Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

	December 31, 2021	December 31, 2020
Trade accounts payable	$13,689	$9,070
Compensation payable	15,830	14,417
Other liabilities	9,130	5,306
Taxes payable	906	1,084
	$39,555	$29,877